UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 5012

Credit Suisse Asset Management Income Fund, Inc.

(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC

Eleven Madison Avenue

New York, New York 10010

(Address of principal executive offices) (Zip code)

J. Kevin Gao, Esq.

Eleven Madison Avenue

New York, New York 10010

(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: 12/31

Date of reporting period: July 1, 2007 - June 30, 2008

ITEM 1. PROXY VOTING RECORD

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-05012

Reporting Period: 07/01/2007 - 06/30/2008

Credit Suisse Asset Management Income Fund, Inc.

=============== CREDIT SUISSE ASSET MANAGEMENT INCOME FUND, INC. ===============

BALLY TOTAL FITNESS HOLDING CORP.

Ticker:       BFTH           Security ID:  05873KAJ7

Meeting Date: JUL 27, 2007   Meeting Type: Written Consent

Record Date:  JUN 22, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     PLAN OF REORGANIZATION                    For       Did Not    Management

                                                          Vote

--------------------------------------------------------------------------------

CALPINE GENERATING CO LLC

Ticker:                      Security ID:  13135BAF3

Meeting Date: NOV 30, 2007   Meeting Type: Written Consent

Record Date:  SEP 27, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     THE PLAN                                  None      Did Not    Management

                                                          Vote

2     THE RELEASE PROVISIONS                    None      Did Not    Management

                                                          Vote

--------------------------------------------------------------------------------

PCA LLC/ PCA FINANCIAL CORP

Ticker:                      Security ID:  69319FAB3

Meeting Date: JUL 2, 2007    Meeting Type: Written Consent

Record Date:  JUN 1, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor

1     Limited Partnership/ Limited Liability    For       Did Not    Management

      Corporation                                         Vote

========== END NPX REPORT

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Credit Suisse Asset Management Income Fund, Inc.

By:	/s/ George R. Hornig
George R. Hornig
Chief Executive Officer

Date:	August 7, 2008